Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of detailed information about intangible assets	Intangible assets comprise the following:
	March 31, 2026	March 31, 2025
Other intangible assets	601	696
	601	696

Disclosure of detailed information about the intangible assets other than goodwill

The following table presents the changes in intangible assets during the years ended March 31, 2026 and 2025.

	Bandwidth Capacity	Software	License fees	Total

(A) Gross carrying amount
Balance as of April 01, 2024	773	2,795	78	3,646
Acquisitions during the year	-	467	-	467
Deletions/Adjustments during the year	-	51	-	51
Balance as of March 31, 2025	773	3,211	78	4,062
Acquisitions during the year	83	288	-	371
Deletions/Adjustments during the year*	-	673	20	693
Balance as of March 31, 2026	856	2,826	58	3,740

(B) Accumulated depreciation
Balance as of April 01, 2024	772	2,183	50	3,005
Amortization for the year	1	402	3	406
Deletions/Adjustments during the year	-	45	-	45
Balance as of March 31, 2025	773	2,540	53	3,366
Amortization for the year	11	452	3	466
Deletions/Adjustments during the year*	-	673	20	693
Balance as of March 31, 2026	784	2,319	36	3,139

(C) Carrying amounts
As of April 01, 2024	1	612	28	641
As of March 31, 2025	-	671	25	696
As of March 31, 2026	72	507	22	601
Category	Gross Block	Accumulated Depreciation
System software	673	673
License fees	20	20
Total	693	693